Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

NOTE 12—STOCK-BASED COMPENSATION

In connection with the Company’s initial public offering, the Company established the Imperial Holdings 2011 Omnibus Incentive Plan (the “Omnibus Plan”). The purpose of the Omnibus Plan is to attract, retain and motivate participating employees and to attract and retain well-qualified individuals to serve as members of the board of directors, consultants and advisors through the use of incentives based upon the value of our common stock. Awards under the Omnibus Plan may consist of incentive awards, stock options, stock appreciation rights, performance shares, performance units, and shares of common stock, restricted stock, restricted stock units or other stock-based awards as determined by the compensation committee. The Omnibus Plan provides that an aggregate of 1,200,000 shares of common stock are reserved for issuance under the Omnibus Plan, subject to adjustment as provided in the Omnibus Plan. The Company recognized approximately $305,000 and $1.5 million in stock-based compensation expense relating to stock options it granted under the Omnibus Plan during the years ended December 31, 2012 and 2011, respectively. The Company incurred additional stock-based compensation expense of approximately $290,000 related to the conversion of two phantom stock agreements it had with two employees into 27,000 shares of common stock in connection with its corporate conversion in the first quarter of 2011 and approximately $4,000 and $34,000 in stock-based compensation relating to restricted stock granted to its board of directors during the years ended December 31, 2012 and 2011, respectively. Prior to our initial public offering, the Company had no equity compensation plan.

Options

As of December 31, 2012, options to purchase 487,414 shares of common stock were outstanding and unexercised under the Omnibus Plan at a weighted average exercise price of $10.75 per share. All of the outstanding options expire seven years after the date of grant and were granted with a strike price at $10.75 which was the offering price of our initial public offering or fair market value (closing price) of the stock on the date of grant and vest over three years from the date of issue.

The Company has used the Black-Scholes model to calculate fair values of options awarded. This model requires assumptions as to expected volatility, dividends, terms, and risk free rates. Assumptions used for the periods covered herein, are outlined in the table below:

Year Ended December 31, 2011
Expected Volatility	54.18% – 54.23%
Expected Dividend	0%
Expected Term in Years	4.5
Risk Free Rate	2.16% – 2.29%

The Company commenced its initial public offering of common stock in February 2011. Accordingly, there was no public market for the Company’s common stock prior to this date. Therefore, the Company identified comparable public entities and used the average volatility of those entities to reasonably estimate its expected volatility. The Company does not expect to pay dividends on its common stock for the foreseeable future. Expected term is the period of time over which the options granted are expected to remain outstanding and is based on the simplified method as outlined in the SEC Staff Accounting Bulletin 110. The Company will continue to estimate expected lives based on the simplified method until reliable historical data becomes available. The risk free rate is based on the U.S Treasury yield curve in effect at the time of grant for the appropriate life of each option.

The following table presents the activity of the Company’s outstanding stock options of common stock for the year ended December 31, 2012:

Common Stock Options	Number of Shares	Weighted Average Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding, December 31, 2011	627,419	—	—	$—
Options granted	—	$10.75	6.11	$—
Options exercised	—	—	—	—
Options forfeited	(140,105)	10.75	—	—
Options expired	—	—	—	—

Options outstanding, December 31, 2012	487,314	$10.75	5.11	$—

Exercisable at December 31, 2012	287,988	10.74	5.11	$—

Unvested at December 31, 2012	199,326	$10.75	5.11	$—

As of December 31, 2012, all outstanding stock options had an exercise price above the fair market value of the common stock on that date.

The remaining unamortized amounts of approximately $336,000 and $21,000 will be expensed during 2013 and 2014, respectively.

Restricted Stock

3,507 shares of restricted stock granted to our directors under the Omnibus Plan subject to a one year vesting schedule commencing on the date of grant vested during the year ended December 31, 2012. The fair value of the unvested restricted stock was valued at $38,000 based on the closing price of the Company’s shares on the grant date.

The following table presents the activity of the Company’s unvested restricted common shares for the year ended December 31, 2012:

Common Unvested Shares	Number of Shares
Outstanding December 31, 2011	3,507
Granted	—
Vested	(3,507)
Forfeited	—

Outstanding December 31, 2012	—

There were no restricted stock awards granted during the year ended December 31, 2012.